UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/01

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT III, L.P.
Address:          2750 Sand Hill Road
                  Menlo Park
                  California  94025

13F File Number:  028-06038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            General Partner
Phone:            650-233-0360

Signature, Place and Date of signing:

                  Pamela K. Hagenah   Menlo Park, California    November 6, 2001
                  [Signature]         [City, State]             [Date]

Report type (Check only one.):

[X]               13F HOLDINGS REPORT.

[ ]               13F NOTICE.

[ ]               13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             11

Form 13F Information Table Value Total:                       $8,302
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                                              FORM 13F
                                  NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT III, L.P.
                                                            as of 9/30/01


         ITEM 1              ITEM 2       ITEM 3         ITEM 4       ITEM 5    ITEM 6-INV. DISC. ITEM 7               ITEM 8
                                                                                ----------------                --------------------
                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other         --------------------
      Name of Issuer           Class     CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ------- --------       --------------------
ARGONAUT TECHNOLOGIES INC    COMM STK    040175101          1,611     453,831   SH        SOLE                 453,831      0     0
BINDVIEW DEV CORP            COMM STK    090327107             15      17,020   SH        SOLE                  17,020      0     0
BRIO TECHNOLOGY INC          COMM STK    109704106             41      17,067   SH        SOLE                  17,067      0     0
CALICO COMM INC              COMM STK    129897104            164   1,817,182   SH        SOLE               1,817,182      0     0
METAWAVE COMMUNICATIONS CORP COMM STK    591409107          1,459     540,479   SH        SOLE                 540,479      0     0
PEGASUS SOLUTIONS INC        COMM STK    705906105            547      65,218   SH        SOLE                  65,218      0     0
PHARMACYCLICS INC            COMM STK    716933106          1,460      82,000   SH        SOLE                  82,000      0     0
TRANSMETA CORPORATION        COMM STK    89376R109            282     200,000   SH        SOLE                 200,000      0     0
TUT SYSTEMS                  COMM STK    901103101             27      37,900   SH        SOLE                  37,900      0     0
VITRIA TECHNOLOGY            COMM STK    92849Q104             76      36,848   SH        SOLE                  36,848      0     0
WEBMD CORP                   COMM STK    94769M105          2,621     615,349   SH        SOLE                 615,349      0     0

GRAND TOTAL                                                $8,302

